Intangible Assets - Summary of Finite Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Gross [Abstract]
Finite Lived Copyright Gross	¥ 8,492	¥ 8,488
Capitalized Computer Software, Gross	3,080	2,851
Finite Lived Trademarks And Other Gross	3,215	2,446
Total gross carrying amount	14,787	13,785
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(12,542)	(10,856)
Intangible assets, net	2,245	2,929
Copyright [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(8,696)	(8,468)
Software [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(2,032)	(1,503)
Trademark and others [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (1,814)	¥ (885)